Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Oct. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Apr. 07, 2017	Jan. 27, 2017	Sep. 30, 2016	Nov. 20, 2015	Sep. 30, 2015	Sep. 30, 2014
New Perspective Fund (Class R-5)
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class R-5
Account Value	$ 30,268		$ 22,991		$ 18,904		$ 25,846			$ 19,935	$ 15,861	$ 15,427	$ 13,558			$ 11,190		$ 10,064	$ 10,000
New Perspective Fund (Class R-5E)
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class R-5E
Account Value	$ 27,276		20,739		17,070		23,364			18,036	14,365	13,984	12,301			10,168	$ 10,000
New Perspective Fund (Class R-4)
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class R-4
Account Value	$ 29,369		22,375		18,451		25,304			19,575	15,622	15,241	13,436			11,122		10,034	10,000
New Perspective Fund (Class R-3)
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class R-3
Account Value	$ 28,501		21,780		18,014		24,777			19,224	15,391	15,059	13,316			11,057		10,004	10,000
New Perspective Fund (Class R-2E)
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class R-2E
Account Value	$ 28,215		21,590		17,885		24,641			19,148	15,351	15,043	13,322			11,078		10,029	10,000
New Perspective Fund® Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class R-2
Account Value	$ 27,257		20,922		17,382		24,016			18,719	15,050	14,794	13,138			10,961		9,960	10,000
New Perspective Fund® Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class R-1
Account Value	$ 27,259		20,919		17,376		24,005			18,711	15,043	14,788	13,133			10,954		9,957	10,000
New Perspective Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class 529-F-3
Account Value	$ 15,624	$ 14,348	11,869	$ 11,679	9,761	$ 12,820	13,345	$ 12,337	$ 10,000
New Perspective Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class 529-F-2
Account Value	$ 15,597	14,326	11,854	11,666	9,749	12,811	13,339	12,334	10,000
New Perspective Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class 529-F-1
Account Value	$ 29,904		22,745		18,727		25,639			19,797	15,767	15,351	13,505			11,160		10,047	10,000
New Perspective Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class 529-T (with sales charge)
Account Value	$ 24,412		18,560		15,266		20,887			16,124	12,843	12,501	11,000	$ 9,750
New Perspective Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class 529-E
Account Value	$ 28,622		21,861		18,071		24,842			19,265	15,414	15,075	13,323			11,059		10,004	10,000
New Perspective Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class 529-C (with sales charge)
Account Value	$ 28,193		21,483		17,717		24,297			18,797	15,005	14,753	13,108			10,942		9,952	10,000
New Perspective Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class 529-A (with sales charge)
Account Value	$ 28,275		21,545		17,769		24,367			18,852	15,049	14,686	12,950			10,724		9,678	9,650
New Perspective Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class F-3
Account Value	$ 26,292		19,962		16,404		22,418			17,281	13,744	13,363	11,741		$ 10,000
New Perspective Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class F-2
Account Value	$ 30,095		22,874		18,815		25,741			19,862	15,813	15,390	13,534			11,177		10,057	10,000
New Perspective Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class F-1
Account Value	$ 29,299		22,324		18,415		25,260			19,545	15,602	15,226	13,426			11,118		10,031	10,000
New Perspective Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class T (with sales charge)
Account Value	$ 24,511		18,622		15,310		20,937			16,155	12,861	12,511	11,003	9,750
New Perspective Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class C (with sales charge)
Account Value	$ 27,693		21,091		17,391		24,022			18,715	15,046	14,786	13,130			10,953		9,955	10,000
New Perspective Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class R-6
Account Value	$ 30,413		23,091		18,974		25,931			19,992	15,899	15,453	13,577			11,201		10,067	10,000
New Perspective Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	New Perspective Fund — Class A (with sales charge)
Account Value	$ 27,772		21,151		17,441		23,906			18,488	14,752	14,385	12,676			10,487		9,456	9,424
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index)
Account Value	$ 24,526	$ 15,039	$ 18,615	$ 12,205	$ 15,409	$ 13,186	$ 19,421	$ 12,291	$ 10,000	$ 15,240	$ 13,799	$ 13,611	$ 12,399	$ 10,000	$ 10,000	$ 10,451	$ 10,000	$ 9,334	$ 10,000